Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 192,803	$ 178,138
Accumulated depreciation	152,851	141,374
Depreciated cost	39,952	36,764
Depreciation expenses	10,842	10,336	$ 9,335
Changes of property and equipment	965	1,819	$ 1,499
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	186,205	172,342
Accumulated depreciation	148,211	137,658
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,399	3,214
Accumulated depreciation	2,465	2,081
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,199	2,582
Accumulated depreciation	$ 2,175	$ 1,635